Accounts Receivable (Tables)	12 Months Ended
Mar. 31, 2023
Accounts Receivable [Abstract]
Schedule of Credit Loss Percentages	The Company analyzed its historical loss information for its accounts receivables and adjusted for forward looking information and determined the following credit loss percentages:
	March 31, 2023	March 31, 2022
Ageing of accounts receivables	Expected Credit Losses %	Expected Credit Losses %
Not Due (including unbilled receivables)	0.74%	0.57%
0-90 days	8.50%	2.27%
90-180 days	20.78%	3.25%
180-365 days	31.97%	3.34%
Above 365 days	100%	11.19%

Schedule of Credit Loss
	March 31, 2023	March 31, 2022
	(INR)	(INR)
Ageing of accounts receivables*#	(In million)	(In million)
Not Due (including unbilled receivables)	7,855	7,656
0-90 days	801	360
90-180 days	345	192
180-365 days	255	405
Above 365 days	1,189	917
Total accounts receivables	10,445	9,530
*	Includes Nil and INR 1 million relating to receivables of the Company’s rooftop business being classified as Assets held for sale for the year ended March 31, 2023 and 2022 respectively. Total accounts receivable includes non-current portion.
#	Includes receivables of INR 3,868 million (US$47.1 million) in relation to claims of Safeguard duties under change in Law provisions of Power purchase agreement.

Schedule of Accounts Receivable, Net
	As of March 31,
	2022	2023	2023
	(INR)	(INR)	(US$)
	(In million)
Accounts receivable (1)	9,529	10,445	127.1
Less: Allowance for doubtful accounts/ credit losses	(285)	(836)	(10.2)
Total	9,244	9,609	116.9
Non-current	3,203	3,896	47.4
Current	6,041	5,713	69.5
(1)	Includes INR 5,228 million and INR 5,766 million (US$70.2 million) of unbilled receivables for the year ended March 31, 2022 and 2023, respectively.

Schedule of Allowance for Doubtful Accounts/ Credit Losses	Activity for the allowance for doubtful accounts/ credit losses is as follows:
	As of March 31,
	2022	2023	2023
	(INR)	(INR)	(US$)
	(In million)
Balance at the beginning of the year	475	285	3.5

Provision for doubtful debts/ expected credit losses (net)	(198)	551	6.7
Write offs charged against the allowance	-	-	-
Reclassified to held for sale	-	-	-
Reclassified from held for sale	8	-	-
Balance at the end of the year	285	836	10.2